Finance Costs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Costs
Interest on lease liability (note 16)			$ 1,412,796	$ 1,387,612	$ 318,957
Finance costs on term loans			4,002,772	5,564,311	647,969
Bank charges			314,967
Total	$ 3,370,988	$ 3,412,843	$ 5,730,535	$ 6,951,923	$ 966,926